Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Highlights [Line Items]
Units (in shares)	19,056,983	19,952,161
Net Assets	$ 116,099,605	$ 114,589,520	$ 112,083,448	$ 106,651,649
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 36,475,000	$ 33,878,000	$ 30,945,000	$ 25,788,000	$ 23,442,000
Units
Financial Highlights [Line Items]
Units (in shares)	19,057,000	19,952,000	20,921,000	21,798,000	22,591,000
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 79,624,000	$ 80,712,000	$ 81,138,000	$ 80,863,000	$ 77,231,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.06%	3.10%	3.51%	3.16%	3.68%
Minimum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 3.39	$ 3.31	$ 3.19	$ 3.07	$ 2.85
Minimum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Minimum | Total Return
Financial Highlights [Line Items]
Total Return	2.60%	3.60%	3.80%	7.78%	5.82%
Maximum | Units
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 4.52	$ 4.37	$ 4.18	$ 3.99	$ 3.67
Maximum | Expense Ratio
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Maximum | Total Return
Financial Highlights [Line Items]
Total Return	3.53%	4.53%	4.73%	8.74%	6.77%